INCOME TAX (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2021
SCHEDULE OF INCOME BEFORE INCOME TAX

The Company’s loss before income tax consists of:

	Years ended December 31,
	2021	2020
	US$	US$

Malaysia	4,235,091	4,802,216
Indonesia	561,712	(1,279,023)
Hong Kong	(17,250,286)	(7,591,181)
Others	321,886	494,444
	(12,131,597)	(3,573,544)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE	Income tax expense consists of:
	Years ended December 31,
	2021	2020
	US$	US$

Income tax expense	1,123,437	2,017,106
Deferred income tax benefit	(369,734)	(524,609)
	753,703	1,492,497

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income before income tax in the consolidated statements of operations and comprehensive loss is as follows:

	2021	2020
	Years ended December 31,
	2021	2020
	US$	US$

Income before income tax	(12,131,597)	(3,573,542)
Tax calculated at Hong Kong profits tax rate	(2,001,717)	(589,634)
Effect of different tax rates applicable to different jurisdictions	2,227,715	1,112,450
Income not subject to tax	(291,197)	(242,480)
Non-deductible expenses	212,759	244,334
Change in valuation allowance	318,215	(19,729)
Underprovision of current tax in the previous financial year	228,936	325,563
Tax effect on deductible temporary differences	58,992	589,488
Others	—	72,505
Income tax	753,703	1,492,497

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets and liabilities as of December 31, 2021 and 2020 are attributable to the following:

	December 31,
	2021	2020
	US$	US$
Deferred tax assets
Tax losses carried forward	6,341,531	6,017,826
Equipment	(85,534)	(83,457)
Accrued expenses	189,163	655,776
Others	—	50,987
	6,445,160	6,641,132
Valuation allowance	(6,339,009)	(6,297,150)
Total deferred tax assets	106,151	343,982

Deferred tax liabilities
Fixed assets	—	(1,804)
Intangible assets	(1,924,455)	(2,294,189)
Others	(61,622)	(61,622)
Total deferred tax liabilities	(1,986,077)	(2,357,615)

Net deferred tax liabilities	(1,879,926)	(2,013,633)